Warrants - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 23, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 23, 2014
Equity [Abstract]
Number of common stock purchased		542,360	542,360
Exercise price of warrants		$ 2.00	$ 2.00	$ 2
Warrant exercisable period	5 years	5 years	5 years
Warrant expense recognized			$ 664,064